INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 20  -           Other Income, Net

As of December 31, 2010, Jazz had an investment in Hua Hong Semiconductor Ltd ("HHSL"), which owns 100% of Shanghai Hua Hong NEC Electronics Company Ltd. (also known as "HHNEC"). The investment represented a minority interest of approximately 10% in HHSL.

During 2011, Jazz sold its 10% holdings in HHSL, in an HHSL buyback transaction for a gross amount of approximately $32,000 in cash, before tax and other payments and recorded a gross gain of approximately $15,000 from this transaction which is included in the Statements of Operations in Other Income, Net for the year ended December 31, 2011.

NOTE 21  -           INCOME TAXES

A.	Approved Enterprise Status

Substantially all of Tower's existing facilities and other capital investments have been granted approved enterprise status, as provided by the Investments Law.

Pursuant to the Investments Law and the approval certificates, Tower's income is taxed at a rate of 20% in 2012. The portion of Tower's taxable income that is not attributable to approved enterprise status is taxed at a rate of 25% in 2012 ("Regular Company Tax").

The tax benefits are also conditioned upon fulfillment of the requirements stipulated by the ktav ishur as well as by the Investments Law and the regulations promulgated thereunder, as well as the criteria set forth in the certificates of approval. In the event of a failure by Tower to comply with these conditions, the tax benefits could be canceled, in whole or in part, and Tower would be required to refund the amount of the canceled benefits, plus interest and certain inflation adjustments. In the Company's opinion, Tower has been in compliance with the conditions through the approval date of the financial statements. See Note 7B.

  B.             The company's Income Tax provision is as follows:

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Current tax expense:
Foreign	$(1,800)	$16,645	$11,188
Total current	(1,800)	16,645	11,188
Deferred tax expense:
Foreign	9,126	4,717	1,642
Total deferred	9,126	4,717	1,642
Income tax provision	$7,326	$21,362	$12,830

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Profit (loss) before taxes
Domestic	$(83,049)	$(47,541)	$(70,068)
Foreign	20,106	50,373	40,531
Total income (loss) before taxes	$(62,943)	$2,832	$(29,537)
C.	Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax benefit and liability reflected on the balance sheets as of the respective dates:

	As of December 31,
	2012	2011
Net deferred tax benefit - current
Net operating loss carryforwards	$758	$758
Employees benefits and compensation	4,409	5,926
Accruals, reserves and others	5,435	5,174
	10,602	11,858
Valuation allowance	(1,346)	(1,369)
Total net current deferred tax benefit	$9,256	$10,489

	As of December 31,
	2012	2011
Net deferred tax benefit - long-term
Deferred tax assets -
Net operating loss carryforwards	$271,631	$256,139
Employees benefits and compensation	5,756	5,699
Research and development	1,879	2,707
Others	664	1,684
	279,930	266,229
Valuation allowance	(238,719)	(222,568)
	41,211	43,661
Deferred tax liability - depreciation and amortization	(55,099)	(48,721)
Intangible assets	(10,434)	(12,785)
Debt discount	(1,203)	(1,209)
Others	(1,279)	(1,374)
Total net long-term deferred tax liability	$(26,804)	$(20,428)

Deferred tax asset in the amounts of $9,256 and $10,489 as of December 31, 2012 and 2011 respectively are presented in other current assets.

Deferred tax liability in the amounts of $26,804 and $20,428 as of December 31, 2012 and 2011, respectively are presented in deferred tax liability.

The Company establishes a valuation allowance for deferred tax assets, when it is unable to conclude that it is more likely than not that such deferred tax assets will be realized. In making this determination, the Company evaluates both positive and negative evidence. Jazz's state deferred tax assets exceed the reversal of taxable temporary differences. Without other significant positive evidence, Jazz has determined that the state deferred tax assets are not more likely than not to be realized.

On December 31, 2012 and 2011, the Company recorded a valuation allowance against its deferred tax assets in the amounts of $240,065 and $223,937, respectively to offset the related net deferred tax assets as the Company is unable to conclude that it is more likely than not that such deferred tax assets will be realized.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2012	$32,377
Additions for tax positions of prior year	(275)
Translation differences	(719)
Settlements	(3,969)
Balance at December 31, 2012	$27,414

Unrecognized tax benefits
Balance at January 1, 2011	$14,908
Additions for tax positions of current year	8,462
Additions for tax positions of prior year	9,730
Reductions for tax positions of prior year	(723)
Balance at December 31, 2011	$32,377

Unrecognized tax benefits
Balance at January 1, 2010	$10,929
Additions for tax positions of current year	4,937
Additions for tax positions of prior year	249
Reductions for tax positions of prior year	(1,207)
Balance at December 31, 2010	$14,908

The Company accounts for its uncertain tax provisions in accordance with ASC 740. The Company's policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense.

During 2011, Jazz completed an analysis on its ability to utilize net operating losses, under Section 382 of the Internal Revenue Code. The conclusion reached in the analysis was based on authority that did not meet recognition threshold as provided for in ASC 740. This position relates to net operating losses that were incurred prior to September 19, 2008. The $9,730 increase in the gross unrecognized tax benefit in the year ended December 31, 2011 has been recorded as a change to a prior year unrecognized tax benefit in the tabular rollforward above.

The Company does not anticipate a significant increase or decrease in its unrecognized tax benefits within twelve months of the reporting date.

D.	Effective Income Tax Rates

The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2012	2011	2010
Tax expense (benefit) computed at statutory rates	$(15,736)	$680	$(7,384)
Effect of different tax rates in different jurisdictions	7,514	10,683	7,552
Tax benefits for which deferred taxes were not recorded	15,955	7,300	17,467
Domestic Production Activities Deduction	--	--	(1,136)
Permanent differences and other, net	(407)	2,699	(3,669)
Income tax provision (benefit)	$7,326	$21,362	$12,830

E.	Net Operating Loss Carry forward

On December 31, 2012, Tower had net operating loss carry forwards for tax purposes of approximately one billion USD which may be carried forward for an unlimited period of time.

The future utilization of Jazz's net operating loss carry forwards to offset future taxable income is subject to an annual limitation as a result of ownership changes that have occurred.  Additional limitations could apply if ownership changes occur in the future. Jazz has had two "change in ownership" events that limit the utilization of net operating loss carry forwards. The first "change in ownership" event occurred in February 2007 upon Jazz Technologies' acquisition of Jazz Semiconductor. The second "change in ownership" event occurred on September 19, 2008, upon Tower's acquisition of Jazz. Jazz concluded that the net operating loss limitation for the change in ownership which occurred in September 2008 will be an annual utilization of $2,100 for the use in its tax return. On December 31,

2012, Jazz had federal net operating loss carry forwards of approximately $36,800 that will begin to expire in 2021, unless previously utilized.

On December 31, 2012, Jazz had state net operating loss carry forwards of approximately $128,200. The state tax loss carry forwards will begin to expire in 2014, unless previously utilized.

At December 31, 2012, TJP had net operating loss carry forwards of approximately $7,300, which will expire in 2020.

F.	Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2008 are deemed final.

Jazz and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple state and foreign jurisdictions
.
During 2012, the Internal Revenue Service ("IRS") performed an audit of Jazz's 2009 and 2010 federal income tax returns. The audit did not materially change the statements of operations. The change in the balance sheet resulted primarily in a classification of a long term liability to a current liability, which was partially paid as of December 31, 2012.

Jazz is no longer subject to U.S. federal income tax examinations for years before 2009; state and local income tax examinations before 2008; and foreign income tax examinations before 2009. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carry forward amount.

TJP was established in June 2011 and does not have final assessments.